Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO1 (b)	Compensation Actually Paid to PEO1,2 (c)	Average Summary Compensation Table for Non-PEO NEOs[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs 1,2 (e)	Total Shareholder Return3 (f)	Peer Group Total Shareholder Return[3] (g)	Net Income ($M) (h)	Parent Free Cash Flow ($M)4 (i)
2023	$12,716,194	($5,546,374)	$3,023,432	$31,596	$109	$112	($182)	$1,003
2022	$12,525,258	$27,934,235	$3,210,492	$4,525,790	$158	$120	($505)	$906
2021	$14,379,190	$13,464,027	$3,363,281	$2,482,306	$129	$118	($409)	$839
2020	$11,468,027	$15,372,256	$2,098,237	$2,583,769	$122	$101	$46	$777

(1) Mr. Gluski served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, our non-PEO named executive officers (NEOs) included Mr. Coughlin, Mr. Rubiolo, Mr. Da Santos, and Ms. Mendoza. For 2022, our non-PEO NEOs included Mr. Coughlin, Mr. Da Santos, Mr. Rubiolo, Ms. Mendoza, and Mr. Nebreda. For 2021, our non-PEO NEOs included Mr. Coughlin, Mr. Pimenta, Mr. Da Santos, Ms. Mendoza, and Ms. Krueger. For 2020, our non-PEO NEOs included Mr. Pimenta, Mr. Da Santos, Ms. Mendoza, and Ms. Krueger.
(2) For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid (CAP) to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Mr. Andres Gluski		2023	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))*		$12,716,194	$12,525,258	$14,379,190	$11,468,027
-	Summary Compensation Table “Stock Awards” column value	($8,796,107)	($8,627,752)	($10,623,105)	($7,931,169)
-	Summary Compensation Table “Options Awards” column value	$0	$0	$0	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,333,456	$16,022,414	$8,027,727	$9,410,569
+	Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($7,783,926)	$4,561,038	$262,049	$951,397
+	Vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0	$0
+	Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($1,472,353)	$3,453,277	$1,418,166	$1,473,432
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($6,543,638)	$0	$0	$0
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$0	$0	$0	$0
+	Excess fair value for equity award modifications	$0	$0	$0	$0
Compensation Actually Paid to PEO (column (c))		($5,546,374)	$27,934,235	$13,464,027	$15,372,256
*Pension calculations excluded from the above table as AES’ PEO does not participate in any pension plan.

Average for Non-PEO NEOs		2023	2022	2021	2020
Summary Compensation Table Average Total for Non-PEO NEOs (column (d))*		$3,023,432	$3,210,492	$3,363,281	$2,098,237
-	Summary Compensation Table “Stock Awards” Column Value	($1,405,625)	($1,605,414)	($1,772,678)	($991,531)
-	Summary Compensation Table “Options Awards” Column Value	$0	$0	($574,563)	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,018,912	$2,361,757	$704,650	$1,176,481
+	Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($1,092,528)	$394,713	$18,412	$146,602
+	Vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$1,146,227	$0
+	Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($986,494)	$251,276	$139,807	$153,980
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($526,101)	($87,034)	($542,830)	$0
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$0	$0	$0	$0
+	Excess fair value for equity award modifications	$0	$0	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))		$31,596	$4,525,790	$2,482,306	$2,583,769
*Pension calculations excluded from the above table as AES Non-PEO NEOs do not participate in any pension plan.

(3) Total shareholder return (TSR) for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Utilities Index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding the cumulative returns over time.
(4) Parent Free Cash Flow is calculated as set forth in Appendix A: Non-GAAP Measures.

PEO Total Compensation Amount	$ 12,716,194	$ 12,525,258	$ 14,379,190	$ 11,468,027
PEO Actually Paid Compensation Amount	$ (5,546,374)	27,934,235	13,464,027	15,372,256
Adjustment To PEO Compensation, Footnote

Mr. Andres Gluski		2023	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))*		$12,716,194	$12,525,258	$14,379,190	$11,468,027
-	Summary Compensation Table “Stock Awards” column value	($8,796,107)	($8,627,752)	($10,623,105)	($7,931,169)
-	Summary Compensation Table “Options Awards” column value	$0	$0	$0	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,333,456	$16,022,414	$8,027,727	$9,410,569
+	Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($7,783,926)	$4,561,038	$262,049	$951,397
+	Vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$0	$0
+	Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($1,472,353)	$3,453,277	$1,418,166	$1,473,432
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($6,543,638)	$0	$0	$0
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$0	$0	$0	$0
+	Excess fair value for equity award modifications	$0	$0	$0	$0
Compensation Actually Paid to PEO (column (c))		($5,546,374)	$27,934,235	$13,464,027	$15,372,256
*Pension calculations excluded from the above table as AES’ PEO does not participate in any pension plan.

Non-PEO NEO Average Total Compensation Amount	$ 3,023,432	3,210,492	3,363,281	2,098,237
Non-PEO NEO Average Compensation Actually Paid Amount	$ 31,596	4,525,790	2,482,306	2,583,769
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs		2023	2022	2021	2020
Summary Compensation Table Average Total for Non-PEO NEOs (column (d))*		$3,023,432	$3,210,492	$3,363,281	$2,098,237
-	Summary Compensation Table “Stock Awards” Column Value	($1,405,625)	($1,605,414)	($1,772,678)	($991,531)
-	Summary Compensation Table “Options Awards” Column Value	$0	$0	($574,563)	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,018,912	$2,361,757	$704,650	$1,176,481
+	Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($1,092,528)	$394,713	$18,412	$146,602
+	Vesting date fair value of equity awards granted and vested in the covered year	$0	$0	$1,146,227	$0
+	Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($986,494)	$251,276	$139,807	$153,980
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($526,101)	($87,034)	($542,830)	$0
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$0	$0	$0	$0
+	Excess fair value for equity award modifications	$0	$0	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))		$31,596	$4,525,790	$2,482,306	$2,583,769
*Pension calculations excluded from the above table as AES Non-PEO NEOs do not participate in any pension plan.

Tabular List, Table
The following table lists the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

Performance Metric
Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA)
Parent Free Cash Flow
Relative TSR vs. S&P 500 Utilities Index
Relative TSR vs. S&P 500 Index
Relative TSR vs. MSCI Latin America Index

Total Shareholder Return Amount	$ 109	158	129	122
Peer Group Total Shareholder Return Amount	112	120	118	101
Net Income (Loss)	$ (182)	$ (505)	$ (409)	$ 46
PEO Actually Paid Compensation Amount Change over Period	136.00%
Non-PEO NEO Average Compensation Actually Paid Amount Change Over Period	99.00%
Net Income (Loss) Change Over Period	$ 228,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	1,003	906	839	777
Name	Parent Free Cash Flow
Parent Free Cash Flow Change over Period	$ 226,000,000
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount | percent	0.088
Name	Relative TSR vs. S&P 500 Utilities Index
Other Performance Measure Amount, Peer Group | percent	0.116
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 500 Index
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR vs. MSCI Latin America Index
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA)
PEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,796,107)	$ (8,627,752)	$ (10,623,105)	$ (7,931,169)
PEO | Summary Compensation Table “Options Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,333,456	16,022,414	8,027,727	9,410,569
PEO | Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,783,926)	4,561,038	262,049	951,397
PEO | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,472,353)	3,453,277	1,418,166	1,473,432
PEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,543,638)	0	0	0
PEO | Dollar value of dividends/earnings paid on equity awards in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Excess fair value for equity award modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,405,625)	(1,605,414)	(1,772,678)	(991,531)
Non-PEO NEO | Summary Compensation Table “Options Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(574,563)	0
Non-PEO NEO | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,018,912	2,361,757	704,650	1,176,481
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,092,528)	394,713	18,412	146,602
Non-PEO NEO | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,146,227	0
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(986,494)	251,276	139,807	153,980
Non-PEO NEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,101)	(87,034)	(542,830)	0
Non-PEO NEO | Dollar value of dividends/earnings paid on equity awards in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Excess fair value for equity award modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0